Organization - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Jan. 25, 2022
OTR Acquisition Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of acquisition	May 19, 2022
Reverse Recapitalization Transaction
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill recorded	$ 0
Intangible assets recorded	$ 0